MFS(R) MUNICIPAL STATE FUNDS:

                         AL, AR, CA, FL, GA, MD, MA, MS,

                           NY, NC, PA, SC, TN, VA, WV

                      Supplement to the Current Prospectus

Effective immediately the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Manager

Information regarding the portfolio manager of each fund is set forth below.

Portfolio Manager               Primary Role            Since        Title and Five Year History
Michael L. Dawson            Portfolio Manager          1999         Vice President of MFS;  employed in the investment
                                                                     management area of MFS since 1998.


                   The date of this Supplement is May 1, 2005.